Nature of the Business (Details) $ in Thousands, kr in Millions			9 Months Ended	12 Months Ended
	Jun. 10, 2021 USD ($)	Jun. 10, 2021 SEK (kr)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 21, 2018
Nature of the Business (Details) [Line Items]
Financial term			1 year	1 year
Accumulated deficit			$ 43,400	$ 37,400
Gross proceeds	$ 12,459	kr 102.8
Equity investment			20,000	20,000
Cash on hand				12,459
Merger [Member]
Nature of the Business (Details) [Line Items]
Percentage of voting interest					100.00%
Securities Purchase Agreement [Member]
Nature of the Business (Details) [Line Items]
Equity investment			$ 20,000	$ 20,000